Fair Value Measurement - Schedule of Reconciliation from the Opening Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Senior Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	¥ 420,712,380	¥ 354,080,264	¥ 318,466,215
Additions
Changes in fair value, excluding impact of instrument-specific credit risk	44,764,043	58,280,908	4,493,605
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk	1,494,507	2,116,740	1,520,393
Foreign currency translation adjustment	6,744,630	6,234,468	29,600,051
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending	473,715,560	420,712,380	354,080,264
Convertible Junior Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Additions	439,723,560
Changes in fair value, excluding impact of instrument-specific credit risk	21,110,267
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	4,013,404
Settlement of deferred contingent consideration
Balance at ending	464,847,231
Liability-settled share-based payment to non-employee [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	2,833,080	4,039,468
Additions			11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	(1,277,140)	(1,386,708)	(7,390,032)
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	25,508	180,320	(89,834)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Settlement of deferred contingent consideration
Balance at ending	1,581,448	2,833,080	4,039,468
Deferred contingent consideration [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	94,199,910
Additions		65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	16,941,248	26,106,460
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment	602,346	2,125,131
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Settlement of deferred contingent consideration	(111,743,504)
Balance at ending		94,199,910
Short-term investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning		372,375,701
Additions			370,242,173
Changes in fair value, excluding impact of instrument-specific credit risk		3,584,872	2,133,528
Realized gain recognized in interest income		(5,718,400)
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment		(944,458)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement		(369,297,715)
Balance at ending			372,375,701
Warrant liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning		19,083,004
Additions			65,418,439
Changes in fair value, excluding impact of instrument-specific credit risk		83,966,126	(45,903,468)
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment		2,882,251	(431,967)
Exercise of Public and Private warrants		(105,931,381)
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending			19,083,004
ESA derivative liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning		269,251,436
Additions			88,172,680
Changes in fair value, excluding impact of instrument-specific credit risk		(19,654,006)	186,598,308
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment		(126,498)	(5,519,552)
Exercise of Public and Private warrants
Settlement of Liability-settled share-based payment to employee
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement		(249,470,932)
Balance at ending			¥ 269,251,436